As filed with the Securities and Exchange Commission on March 18, 2019
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	214	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	169	[ X ]

(Check appropriate box or boxes)

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
     immediately upon filing pursuant to paragraph (b)
     on  March 28, 2019 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 214 (“Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 28, 2019 as the new effective date for Post-Effective Amendment No. 213 filed pursuant to Rule 485(a) under the Securities Act on January 18, 2019. This Amendment relates solely to the Class R6 shares of Neuberger Berman Guardian Fund and Neuberger Berman Mid Cap Intrinsic Value Fund (the “Funds”), each a series of Neuberger Berman Equity Funds (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Title of Securities Being Registered:
Class R6 shares of Neuberger Berman Guardian Fund and Neuberger Berman Mid Cap Intrinsic Value Fund.

NEUBERGER BERMAN EQUITY FUNDS

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 214 ON FORM N-1A
This Post-Effective Amendment consists of the following papers and documents.
Cover Sheet
Contents of Post-Effective Amendment No. 214 on Form N-1A
Part A - The Prospectus of the Funds is incorporated by reference to Post-Effective Amendment No. 213 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on January 18, 2019 (0000898432-19-000097) (“PEA 213”).
Part B - The Statement of Additional Information of the Funds is incorporated by reference to PEA 213.
Part C – Other Information of the Funds is incorporated by reference to PEA 213.
Signature Page
This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 214 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 18th day of March, 2019.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

            Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 214 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	March 18, 2019
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 18, 2019
John M. McGovern
/s/ Robert Conti	Trustee	March 18, 2019
Robert Conti*
/s/ Michael J. Cosgrove	Trustee	March 18, 2019
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	March 18, 2019
Marc Gary*
/s/ Martha C. Goss	Trustee	March 18, 2019
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	March 18, 2019
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	March 18, 2019
Deborah C. McLean*
/s/ George W. Morriss	Trustee	March 18, 2019
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 18, 2019
Tom D. Seip*

Signature	Title	Date

/s/ James G. Stavridis	Trustee	March 18, 2019
James G. Stavridis*
/s/ Candace L. Straight	Trustee	March 18, 2019
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	March 18, 2019
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on March 18, 2019, pursuant to a power of attorney filed with Post-Effective Amendment No. 210 to the Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-582, on October 5, 2018.